Federated Hermes Corporate Bond Strategy Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(Reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Credit Index(Reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.83%	(0.05%)	3.15%
Baa component of the Bloomberg US Credit Index(Reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.20%	0.35%	3.85%
Federated Hermes Corporate Bond Strategy Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		7.80%	0.44%	4.28%
Federated Hermes Corporate Bond Strategy Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.78%	(1.23%)	2.51%
Federated Hermes Corporate Bond Strategy Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.58%	(0.38%)	2.53%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody’s Investors Service or “BBB” by Standard & Poor’s, if unrated by Moody’s.
[3]	The Baa component of the Bloomberg US Credit Index is comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments.